THE WEISS FUND
                                                                   June 30, 2001
A LETTER FROM THE PRESIDENT
Dear Shareholder,

     It is with pleasure that I present the Semi-Annual Report for the six months ended June 30, 2001 for The Weiss Fund, consisting of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     The first half of 2001 has been witness to dynamic changes for the U.S. economy and financial markets. The U.S. economy, which grew at a robust 5.6% in the second quarter of 2000, according to government reports, grew only 1.2% in the first quarter of 2001. The Federal Reserve Board, in their attempt to prevent a recession, has eased monetary policy in the first half of this year at the most aggressive pace in over 19 years. The stock market has reacted in volatile fashion as the economy has decelerated. It was only 17 months ago that the NASDAQ Composite Index reached an all-time high, only to turn to a bear market that caused the value to drop over 65% from peak (March 10, 2000), to trough (April 4, 2001). The S&P 500 Index is also in negative territory as we embark on the second half of the year.

     Continuing the trend from the latter part of 2000, stocks moved lower in the first six months of 2001. Technology companies were the most obvious losers, but stocks in other sectors suffered sharp declines as well. Although negative announcements regarding corporate profits were the main culprit, growing fears of a slowdown in global economic growth also hurt investor confidence. The possibility of a global recession has been a guiding principle in how we managed the Weiss Millennium Opportunity Fund in the first half of the year. We ended the second quarter with a 36% net position in short sales, up significantly from the end of last year's 15% weighting in short sales. We believe our short positions added value to the portfolio throughout the period, particularly in the tech sector. Looking forward, we believe that the markets will most likely remain volatile. Our strategy will be to seek to maintain a diversified portfolio in order to be positioned to meet an uncertain investment climate.

     Weiss Treasury Only Money Market Fund continued to perform well in the first half of the year 2001. While the yield has fallen due to the drastic drop in short-term interest rates, we believe that a potential pick up in economic activity by the fourth quarter could cause yields to stabilize and possibly begin to move higher, as inflationary pressures begin to mount.

     Should you have any questions about either Weiss Treasury Only Money Market Fund or Weiss Millennium Opportunity Fund, please call a Fund representative at 800-430-9617.

Sincerely,

/s/ John N. Breazeale

John N. Breazeale
President

                  2001 Semi-Annual Portfolio Management Review

     The bear market that began in 2000 continued in the first six months of 2001. The condition of the stock market, along with concerns of a prolonged downturn for the U.S. economy, are the two primary influences in the portfolio management of The Weiss Fund (the "Trust"), which consists of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     Fears of recession and declining profitability for U.S. businesses have triggered the Federal Reserve Board to lower short-term interest rates 6 times thus far this year, bringing short-term T-bill rates down by more than 2.5% in the first two quarters of 2001. The aggressive actions of the Fed have caused Treasury money market funds, such as our own, to suffer as yields dropped. While Weiss Treasury Only Money Market Fund's return has often been higher than Treasury bill yields through the first half of the year, the Fed's actions have brought about a drop in the yield. After fee waivers, Weiss Treasury Only Money Market Fund's 7-day yield was 5.62% on January 7, 2001, and 3.40% on June 29, 2001. However, as the following table shows, the Fund has performed well compared to its competitors.

                         AVERAGE 7- DAY YIELD ON U.S. TREASURY    WEISS TREASURY ONLY MMF
                                    AND REPO FUNDS*                   7- DAY YIELD**
                         -------------------------------------    -----------------------
1/31/01                                  5.34%                             5.51%
3/30/01                                  4.40%                             4.91%
6/29/01                                  3.27%                             3.40%

------------
 * Source: Imoneynet, Inc.; Money Market Insight, Vol 13, No. 2, February, 2001; Money Fund Report, March 30, 2001; Money Fund Report, June 29, 2001

** All performance results reflect applicable expense waivers and reimbursements, without which the results would have been less favorable. Past performance is no guarantee of future results.

     The Weiss Millennium Opportunity Fund (the "Fund"), after a successful month in January, encountered a difficult trading environment beginning in February, which lasted into early April. The weakness in the stock market during that time period caused us to cover our short positions and increase our long positions prematurely, as stocks did not actually bottom until early April, causing the Fund to suffer in tandem with the rest of the market. As the second quarter began, our indicators kept us invested in long positions, which proved to be a good strategy. The market remained quite volatile for the rest of the quarter, causing the Fund to invest in both the long and short sides of the market. As the quarter came to a close, the Fund's Class A shares rebounded from a low of $8.17 per share set on April 4th, to a share price of $8.52 at the end of the quarter, a 4.3% increase from the April 4th low.

     Relative to the Fund's benchmarks, the Fund's share price held up well during the first half of 2001. We feel that we have been able to hold our own in what is proving to be a difficult year for the stock market, both for investors holding long positions as well as those shorting the market. We remain confident that the Fund can continue to outperform its benchmark, and we continue to seek to achieve the Fund's potential in 2001.

     The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These opinions should not be relied upon for investment advice, and are subject to change based upon market or other conditions.

Sincerely,

/s/ John N. Breazeale

John N. Breazeale
Portfolio Manager
June 30, 2001

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2001
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)                VALUE
---------------------------------------                       ---------             ------------
U.S. TREASURY OBLIGATIONS -- 78.2%
  U.S. Treasury Notes -- 20.6%
     5.875%, due 10/31/01...................................   $20,000              $ 20,132,468
     6.250%, due 10/31/01...................................    10,000                10,081,105
                                                                                    ------------
                                                                                      30,213,573
                                                                                    ------------
  U.S. Treasury Bills -- 57.6%
     3.720%, due 07/05/01...................................    10,000                 9,995,867
     5.370%, due 07/05/01...................................    10,000                 9,994,033
     4.935%, due 07/12/01...................................    10,000                 9,984,921
     3.300%, due 07/26/01...................................     5,000                 4,988,542
     3.660%, due 08/16/01...................................    10,000                 9,953,233
     3.495%, due 09/06/01...................................    15,000                14,902,431
     3.610%, due 09/20/01...................................    10,000                 9,918,775
     3.490%, due 10/04/01...................................    15,000                14,861,854
                                                                                    ------------
                                                                                      84,599,656
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $114,813,229).........                         114,813,229
                                                                                    ------------
REPURCHASE AGREEMENT -- 21.9%
  PNC Capital Markets Repurchase Agreement 3.97%, due
     07/02/01 (dated 06/29/01; proceeds $32,150,633,
     collateralized by $32,380,000 U.S. Treasury Notes,
     5.875% due 11/30/01, valued at $32,784,750) (Cost
     $32,140,000)...........................................    32,140                32,140,000
                                                                                    ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.0%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $3,076)................................................     3,076                     3,076
                                                                                    ------------
TOTAL INVESTMENTS -- 100.1% (COST $146,956,305*)............                         146,956,305
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%.............                            (165,674)
                                                                                    ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  146,791,279 shares of capital stock outstanding)..........                        $146,790,631
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($146,790,631 / 146,791,279 shares outstanding)...........                        $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same. See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2001
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES        VALUE
---------------------------------------                       ---------    ----------
COMMON STOCK -- 45.2%
  Banks -- 3.8%
     Bank Of America Corp. .................................    1,800      $  108,054
     +Mellon Financial Corp. ...............................    3,400         156,400
     Wells Fargo Co. .......................................    2,380         110,503
                                                                           ----------
                                                                              374,957
                                                                           ----------
  Beverages -- 2.1%
     Coca-Cola Co. .........................................    2,310         103,950
     PepsiCo, Inc. .........................................    2,370         104,754
                                                                           ----------
                                                                              208,704
                                                                           ----------
  Broadcasting & Publishing -- 1.0%
     *Viacom, Inc.  -- Class A..............................    1,910         101,306
                                                                           ----------
  Communications -- 3.8%
     *AOL Time Warner, Inc. ................................    2,060         109,180
     +*Performance Technologies, Inc. ......................   10,000         150,000
     Verizon Communications, Inc. ..........................    1,940         103,790
     *Williams Communications Group, Inc. ..................    4,111          12,127
     *Worldcom, Inc. MCI Group..............................      216           3,478
                                                                           ----------
                                                                              378,575
                                                                           ----------
  Computers -- 2.1%
     *EMC Corp. ............................................    3,680         106,904
     International Business Machines Corp. .................      890         100,570
                                                                           ----------
                                                                              207,474
                                                                           ----------
  Consumer Products -- 1.0%
     Procter & Gamble Co. ..................................    1,600         102,080
                                                                           ----------
  Diversified Manufacturing Operations -- 1.0%
     Tyco International Ltd. ...............................    1,870         101,915
                                                                           ----------
  Drugs and Healthcare -- 4.9%
     +Johnson & Johnson.....................................    3,600         180,000
     Merck & Co., Inc. .....................................    1,400          89,474
     +Pfizer, Inc. .........................................    3,000         120,150
     Pharmacia Corp. .......................................    2,150          98,793
                                                                           ----------
                                                                              488,417
                                                                           ----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2001 (CONTINUED)
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES        VALUE
---------------------------------------                       ---------    ----------
COMMON STOCK (CONTINUED)
  Electronics -- 1.3%
     General Electric Co. ..................................    2,120      $  103,350
     +*Irvine Sensors Corp. ................................   40,000          27,200
                                                                           ----------
                                                                              130,550
                                                                           ----------
  Energy -- 2.3%
     +Duke Energy Corp. ....................................    3,600         140,436
     +Williams Cos., Inc. ..................................    2,500          82,375
                                                                           ----------
                                                                              222,811
                                                                           ----------
  Entertainment -- 1.4%
     +*Walt Disney Co. .....................................    4,700         135,783
                                                                           ----------
  Finance -- 12.9%
     American International Group, Inc. ....................    1,280         110,080
     *Amex Diamonds Trust...................................    4,200         441,840
     Citigroup, Inc. .......................................    2,130         112,549
     J.P. Morgan Chase & Co. ...............................    2,380         106,148
     Nasdaq-100 Shares......................................   11,100         506,715
                                                                           ----------
                                                                            1,277,332
                                                                           ----------
  Freight & Shipping -- 1.6%
     +*FedEx Corp. .........................................    4,000         160,800
                                                                           ----------
  Mining -- 1.0%
     *Glamis Gold Ltd. .....................................   17,000          48,280
     *Inco Ltd. ............................................    2,700          46,602
                                                                           ----------
                                                                               94,882
                                                                           ----------
  Oil-Exploration & Production -- 1.9%
     Exxon Mobil Corp. .....................................    1,170         102,200
     +*Key Production Co., Inc. ............................    5,000          83,250
                                                                           ----------
                                                                              185,450
                                                                           ----------
  Retail Merchandising -- 3.1%
     Home Depot, Inc. ......................................    2,100          97,755
     +*Kroger Co. ..........................................    4,400         110,000
     Wal-Mart Stores, Inc. .................................    2,100         102,480
                                                                           ----------
                                                                              310,235
                                                                           ----------
          Total Common Stock (Cost $4,447,090)..............                4,481,271
                                                                           ----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2001 (CONTINUED)
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)      VALUE
---------------------------------------                       ---------    ----------
U.S. TREASURY OBLIGATIONS -- 39.8%
  U.S. Treasury Bills
     3.630%, due 08/09/01...................................   $1,000      $  996,308
     3.495%, due 09/27/01...................................    1,000         991,494
     +3.550%, due 11/01/01..................................    1,000         988,101
     +3.700%, due 02/28/02..................................    1,000         976,605
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,950,523)...........                3,952,508
                                                                           ----------
REPURCHASE AGREEMENT -- 16.8%
  PNC Capital Markets Repurchase Agreement 3.10%, due
     07/02/01 (dated 06/29/01; proceeds $1,670,431,
     collateralized by $1,685,000 U.S. Treasury Notes,
     5.875% due 11/30/01, valued at $1,706,063) (Cost
     $1,670,000)............................................    1,670       1,670,000
                                                                           ----------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.1%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $7,449)................................................    7,449           7,449
                                                                           ----------

TOTAL INVESTMENTS -- 101.9% (COST $10,075,062**)............               10,111,228
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9)%
  Receivable from Brokers for Securities Sold Short.........                3,923,845
  Receivable for Fund Shares Purchased......................                      105
  Other Assets..............................................                   15,968
  Payable for Fund Shares Redeemed..........................                   (6,481)
  Payable for Securities Purchased Long.....................                 (441,504)
  Securities Sold Short, at Value (proceeds $3,482,512).....               (3,576,126)
  Call Options Written, at Value (proceeds $38,868).........                  (35,280)
  Other Liabilities.........................................                  (67,440)
                                                                          -----------
                                                                             (186,913)
                                                                          -----------
NET ASSETS -- 100.0% (APPLICABLE TO 1,150,849 CLASS A SHARES
  AND 13,715 CLASS S SHARES, $.01 PAR VALUE PER SHARE,
  ISSUED AND OUTSTANDING)...................................              $ 9,924,315
                                                                          ===========

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, JUNE 30, 2001 (CONCLUDED)
(UNAUDITED)

                                                                 VALUE
                                                              -----------
NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
  ($9,802,685 / 1,150,849)..................................  $      8.52
                                                              ===========
MAXIMUM OFFERING PRICE PER CLASS A SHARE ($8.52 / 0.985)....  $      8.65
                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CLASS S
  SHARE ($121,630 / 13,715).................................  $      8.87
                                                              ===========

------------
 + Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

 * Non-Income producing security.

** Aggregate cost for federal income tax purposes was $10,074,238. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Gross Appreciation..................................  $ 187,815
Gross Depreciation..................................   (150,825)
                                                      ---------
Net Appreciation....................................  $  36,990
                                                      =========

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF CALL OPTIONS WRITTEN, JUNE 30, 2001
(UNAUDITED)

                                                                SHARES
                                                              SUBJECT TO
NAME/EXPIRATION DATE/STRIKE PRICE                                CALL        VALUE
---------------------------------                             ----------    -------
  COMMON STOCKS
     Walt Disney Co./October '01/$30........................    4,700       $ 8,695
     Duke Energy Corp./October '01/$45......................    3,600         3,060
     Fedex Corp./January '02/$45............................    4,000         6,800
     Johnson & Johnson/October '01/$55......................    3,600         4,140
     Kroger Co./January '02/$30.............................    4,400         3,300
     Mellon Financial Corp./December '01/$50................    3,400         4,760
     Pfizer, Inc./September '01/$45.........................    3,000         2,400
     Williams Cos., Inc./November '01/$40...................    2,500         2,125
                                                                            -------
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $38,868)......                $35,280
                                                                            -------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT, JUNE 30, 2001
(UNAUDITED)

NAME OF ISSUER                                                SHARES      VALUE
--------------                                                ------    ----------
  COMMON STOCKS
     America Movil S.A. ....................................  1,400     $   29,204
     Amgen, Inc. ...........................................  1,400         84,952
     AMR Corp. .............................................  5,000        180,650
     Applied Materials, Inc. ...............................  2,000         98,200
     Brystol-Myers Squibb Co. ..............................  2,000        104,600
     Cincinnati Financial Corp. ............................  3,500        138,250
     Cisco Systems, Inc. ...................................  6,000        109,200
     Comcast Corp., Class A.................................  2,400        104,160
     Costco Wholesale Corp. ................................  2,300         94,484
     Dell Computer, Inc. ...................................  4,100        106,395
     Dollar General Corp. ..................................    525         10,238
     Eastman Chemical Co. ..................................  3,500        166,705
     Expeditors International of Washington, Inc. ..........  1,700        101,998
     Fifth Third Bancorp....................................  1,600         96,080
     Glaxo Wellcome Plc.....................................  2,822        158,596
     Intel Corp. ...........................................  3,500        102,375
     Kansas City Power & Light Co. .........................  5,000        122,750
     Kohls Corp. ...........................................  1,800        112,914
     Linear Technology Corp. ...............................  2,100         92,862
     Maxim Integrated products, Inc. .......................  2,100         92,841
     Microsoft Corp. .......................................  1,400        101,640
     Minnesota Mining & Manufacturing Co. ..................  1,220        139,202
     Oracle Corp. ..........................................  6,600        125,400
     Paychex, Inc. .........................................  2,600        104,000
     Pricesmart, Inc. ......................................  4,000        174,000
     Safeco Corp. ..........................................  3,400        100,300
     Sun Microsystems, Inc. ................................  6,800        106,896
     T. Rowe Price Group, Inc. .............................  2,800        104,692
     Telefonos de Mexico S.A. ADR...........................  1,400         49,126
     Tellabs, Inc. .........................................  4,400         84,832
     United Parcel Service, Inc. ...........................  3,000        173,400
     Veritas Software Corp. ................................  1,600        106,448
     Worldcom, Inc. ........................................  6,600         98,736
                                                                        ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $3,482,512)...........            $3,576,126
                                                                        ----------

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                                   WEISS               WEISS
                                                               TREASURY ONLY         MILLENNIUM
                                                             MONEY MARKET FUND    OPPORTUNITY FUND
                                                             -----------------    ----------------
INVESTMENT INCOME:
  Dividends................................................     $       --           $  11,704
  Interest.................................................      3,534,388             173,880
                                                                ----------           ---------
     Total Investment Income...............................      3,534,388             185,584
                                                                ----------           ---------
EXPENSES:
  Investment Advisory fees.................................        343,443              84,701
  Administration fees......................................         64,041              53,269
  Transfer Agent fees......................................         59,020              53,086
  Registration and filing fees.............................          6,511              13,736
  Legal fees...............................................         37,690              10,101
  Custodian fees...........................................         10,468               9,876
  Printing fees............................................         30,301              20,201
  Audit fees...............................................         10,101               5,049
  Prepaid Insurance fees...................................          3,693                 363
  Amortization of organizational costs.....................          3,891                  --
  Trustees' fees...........................................          4,620                 243
  Miscellaneous fees.......................................            363                  11
  12b-1 Distribution fees..................................             --                 153
  Margin interest expenses.................................             --                  52
  Dividend expenses........................................             --              19,528
                                                                ----------           ---------
                                                                   574,142             270,369
  Less: expenses waived and reimbursed.....................       (174,647)            (26,548)
  Less: fees paid indirectly...............................             --             (82,239)
                                                                ----------           ---------
     Total expenses........................................        399,495             161,582
                                                                ----------           ---------
     Net investment income.................................      3,134,893              24,002
                                                                ----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment securities...............             --            (360,354)
  Net change in unrealized depreciation of investment
     securities............................................             --             161,964
                                                                ----------           ---------
  Net realized and unrealized loss on investments..........             --            (198,390)
                                                                ----------           ---------
Net increase (decrease) in net assets resulting from
  operations...............................................     $3,134,893           $(174,388)
                                                                ==========           =========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              WEISS TREASURY ONLY MONEY MARKET FUND
                                                            -----------------------------------------
                                                            FOR THE PERIOD ENDED         FOR THE
                                                               JUNE 30, 2001           YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31, 2000
                                                            --------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income................................      $  3,134,893          $  6,343,236
                                                                ------------          ------------
     Net increase in net assets resulting from
       operations.........................................         3,134,893             6,343,236
  Distributions:
     From net investment income ($.02 and $.06 per share,
       respectively)......................................        (3,134,893)           (6,343,236)
  Capital share transactions:
     Net increase from capital share transactions.........        16,737,767            11,123,323
                                                                ------------          ------------
     Total increase in net assets.........................        16,737,767            11,123,323
NET ASSETS
  Beginning of period.....................................       130,052,864           118,929,541
                                                                ------------          ------------
  End of period...........................................      $146,790,631          $130,052,864
                                                                ============          ============

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                WEISS MILLENNIUM OPPORTUNITY FUND
                                                            -----------------------------------------
                                                            FOR THE PERIOD ENDED         FOR THE
                                                               JUNE 30, 2001           YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31, 2000
                                                            --------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income................................      $    24,002            $    46,321
     Net realized loss on investment securities...........         (360,354)            (2,041,740)
     Net change in unrealized depreciation on investment
       securities.........................................          161,964               (708,709)
                                                                -----------            -----------
     Net decrease in net assets resulting from
       operations.........................................         (174,388)            (2,704,128)
  Distributions:
     From net investment income ($.00 and $.03 per share,
       respectively)......................................               --                (48,245)
  Capital share transactions:
     Net decrease from capital share transactions.........       (2,742,053)            (1,173,486)
                                                                -----------            -----------
     Total decrease in net assets.........................       (2,916,441)            (3,925,859)
NET ASSETS
  Beginning of period.....................................       12,840,756             16,766,615
                                                                -----------            -----------
  End of period (including undistributed net investment
     income of $24,009 and $7, respectively)..............      $ 9,924,315            $12,840,756
                                                                ===========            ===========

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     WEISS TREASURY ONLY MONEY MARKET FUND
                            ----------------------------------------------------------------------------------------
                            FOR THE PERIOD ENDED        FOR THE YEAR ENDED DECEMBER 31,
                               JUNE 30, 2001       ------------------------------------------   FOR THE PERIOD ENDED
                                (UNAUDITED)          2000        1999       1998       1997      DECEMBER 31, 1996*
                            --------------------   --------    --------    -------    -------   --------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD:                      $   1.00         $   1.00    $   1.00    $  1.00    $  1.00         $  1.00
                                  --------         --------    --------    -------    -------         -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income...            0.02             0.06        0.04       0.05       0.05            0.02
  Net realized and
    unrealized gain on
    investments...........              --               --          --         --         --              --
                                  --------         --------    --------    -------    -------         -------
  Net investment income...            0.02             0.06        0.04       0.05       0.05            0.02
                                  --------         --------    --------    -------    -------         -------
LESS DISTRIBUTIONS:
  From net investment
    income................           (0.02)           (0.06)      (0.04)     (0.05)     (0.05)          (0.02)
                                  --------         --------    --------    -------    -------         -------
NET ASSET VALUE, END OF
  PERIOD:                         $   1.00         $   1.00    $   1.00    $  1.00    $  1.00         $  1.00
                                  ========         ========    ========    =======    =======         =======
TOTAL RETURN..............            2.30%            5.65%       4.35%      4.67%      4.71%           4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)...................        $146,791         $130,053    $118,930    $69,049    $33,361         $11,127
Ratio of expenses to
  average net assets(1)...            0.58%(3)         0.50%       0.50%      0.53%      0.50%           0.50%(3)
Ratio of net investment
  income to average net
  assets(2)...............            4.56%(3)         5.51%       4.24%      4.55%      4.60%           4.54%(3)
Portfolio turnover........              NA               NA          NA         NA         NA              NA

------------
(1) Annualized expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2001, the years ended December 31, 2000, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 0.84%, 0.90%, 0.92%, 1.14%, 1.69%, and 7.69%, respectively.

(2) Annualized net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2001, the years ended December 31, 2000, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 4.30%, 5.11%, 3.82%, 3.94%, 3.41%, and (2.65)%, respectively.

(3) Annualized.

* Commencement of operations was June 28, 1996.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (CONTINUED)

                                                               WEISS MILLENNIUM OPPORTUNITY FUND
                                   -----------------------------------------------------------------------------------------
                                        FOR THE PERIOD ENDED
                                            JUNE 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    DECEMBER 31, 2000                 FOR THE
                                   -------------------------------   -------------------------------       PERIOD ENDED
                                   CLASS A SHARES   CLASS S SHARES   CLASS A SHARES   CLASS S SHARES   DECEMBER 31, 1999(4)*
                                   --------------   --------------   --------------   --------------   ---------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD:                              $ 8.67           $ 9.03          $ 10.19          $ 10.19              $ 10.00
                                       ------           ------          -------          -------              -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income..........        0.02             0.01             0.03             0.00                 0.01
  Net realized and unrealized
    gain (loss) on investments...       (0.17)           (0.17)           (1.52)           (1.16)                0.19
                                       ------           ------          -------          -------              -------
  Net investment income (loss)...       (0.15)           (0.16)           (1.49)           (1.16)                0.20
                                       ------           ------          -------          -------              -------
LESS DISTRIBUTIONS:
  From net investment income.....        0.00             0.00            (0.03)            0.00                (0.01)
                                       ------           ------          -------          -------              -------
NET ASSET VALUE, END OF PERIOD:        $ 8.52           $ 8.87          $  8.67          $  9.03              $ 10.19
                                       ======           ======          =======          =======              =======
TOTAL RETURN.....................       (1.73)%          (1.77)%         (14.60)%         (11.38)%               2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)..........................      $9,803           $  121          $12,717          $   124              $16,767
Ratio of expenses to average net
  assets(1)......................        2.84%(3)         3.09%(3)         3.82%            4.07%                2.55%(3)
Ratio of net investment income to
  average net assets(2)..........        0.43%(3)         0.18%(3)         0.28%            0.03%                1.24%(3)
Portfolio turnover...............       793.2%           793.2%           989.7%           989.7%                82.0%

------------
(1) Annualized expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2001, the year ended December 31, 2000 and the period ended December 31, 1999 would have been 4.77% (Class A), 5.02% (Class
    S), 5.15% (Class A), 5.40% (Class S), and 6.27%, respectively, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratios would have been 4.42% (Class A), 4.67% (Class S), 3.83% (Class A), 4.08% (Class S), and 6.22%, respectively. Annualized expense ratios after waivers and reimbursement of expenses for the period ended June 30, 2001, the year ended December 31, 2000 and the period ended December 31, 1999, excluding the margin and dividend expenses, would have been 2.50% (Class A), 2.75% (Class S), 2.50% (Class A), 2.75% (Class S), and 2.50%,
    respectively.

(2) Annualized net investment income ratio before waivers and reimbursement and exclusive of margin and dividend expenses for the period ended June 30, 2001, the year ended December 31, 2000 and the period December 31, 1999 would have been (1.15)% (Class A), (1.40)% (Class S), 0.26% (Class A), 0.01%
    (Class S), and (2.43)%, respectively.

(3) Annualized.

(4) For the period ended December 31, 1999, Class S shares of Weiss Millennium Opportunity Fund had nominal activities thus the financial highlights for that class are combined with those of Class A shares.

* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (formerly known as Weiss Treasury Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (individually, a "Fund", and collectively, the "Funds"). The Funds commenced operations on the following dates:

                     Weiss Treasury Only Money Market Fund
                                 June 28, 1996
                       Weiss Millennium Opportunity Fund
                               September 21, 1999

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Funds' investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: For the Weiss Millennium Opportunity Fund, investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price on the securities exchange in which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, the securities are valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean. Debt securities, other than short-term securities, are valued at bid prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities having maturities of less than sixty days are valued at amortized cost. Weiss Treasury Only Money Market securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Each Fund's expenses are also accrued daily. Net investment income for each Fund consists of all interest income accrued and dividend income recognized on the Funds' assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from Weiss Treasury Only Money Market Fund's net investment income are declared daily and paid monthly. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Dividends from Weiss Millennium Opportunity Fund's net investment income are declared and paid annually. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. Distributions are recorded by the Funds on the ex-dividend date.

Federal Income Taxes: Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses of Weiss Treasury Only Money Market Fund are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

Fees Paid Indirectly: The Manager has directed certain portfolio trades of Weiss Millennium Opportunity Fund to a broker who paid a portion of the Fund's expenses. For the period ended June 30, 2001, the Fund's expenses were reduced by $82,239 under this arrangement. The Fund's administration fees were reduced by $37,830, custodian fees by $8,492 and transfer agent fees by $35,917.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. serves as the Investment Manager to the Funds. Under investment advisory agreements with the Funds, the Manager provides continuous advice and recommendations concerning the Funds' investments. To compensate the Manager for its services, Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund have agreed to pay monthly a fee at the annual rates of 0.50% and 1.50%, respectively, of their respective average daily net assets. The Manager may from time to time waive all or a portion of its fees payable

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

by a Fund. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor. Under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, Weiss Millennium Opportunity Fund reimburses the Distributor for distribution and/or service fee payments made to brokers and other financial institutions at an annual rate of 0.25% of the average net assets attributable to the fund's Class S shares. The Distributor may use such fee for purposes of, among other things, advertising and marketing Class S shares of Weiss Millennium Opportunity Fund. For the period ended June 30, 2001, such fees of $153 are reflected as 12b-1 distribution fees on the Statement of Operations.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash.

For the period ended June 30, 2001, the Manager contractually agreed to limit Weiss Treasury Only Money Market Fund's expense ratio at 0.60% (exclusive of extraordinary and certain other expenses). For the month of January 2001, the Weiss Treasury Only Money Market Fund expense ratio was voluntarily limited by the Manager to 0.50%, exclusive of extraordinary expenses. For the period ended June 30, 2001, the Manager voluntarily agreed to limit the expense ratio for Weiss Millennium Opportunity Fund at 2.50%, exclusive of Rule 12b-1 fees and other extraordinary expenses. In order to maintain these ratios, the Manager has waived a portion of its fees, which amounted to $174,647 for Weiss Treasury Only Money Market Fund and $26,548 for Weiss Millennium Opportunity Fund.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 2001, the Funds' net assets consisted of:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
Paid in Capital            $146,791,279        $12,545,775
Undistributed net
  investment income                  --             24,009
Accumulated net
  realized loss on
  investments                      (648)        (2,591,609)
Unrealized
  depreciation on
  investments                        --            (53,860)
                           ------------        -----------
                           $146,790,631        $ 9,924,315
                           ============        ===========

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

5.  INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities, options, and securities sold short, excluding short-term securities, for the period ended June 30, 2001.

                       WEISS MILLENNIUM OPPORTUNITY FUND

                                 PURCHASES       SALES
                                -----------   -----------
Long transactions               $34,464,252   $37,803,428
Short sale transactions          19,689,497    21,144,438
Option transactions                 271,500       206,430
                                -----------   -----------
TOTAL                           $54,425,249   $59,154,296
                                ===========   ===========

6.  OPTION TRANSACTIONS

Weiss Millennium Opportunity Fund may write covered call and put options and may purchase call and put options on individual securities and indices written by others. Put and call options give the holder the right to sell and purchase, respectively, and obligates the writer to purchase and sell, respectively, a security at the exercise price at any time before the expiration date.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid. In contrast with options on securities, options on a stock index do not involve delivery of the actual underlying securities and are settled in cash only.

As of June 30, 2001, portfolio securities valued at $1,085,944 were held in escrow by the custodian as cover for call options written by the Fund. Transactions in options written during the period ended June 30, 2001 were as follows:

                                   NUMBER OF   PREMIUMS
                                   CONTRACTS   RECEIVED
                                   ---------   --------
Options outstanding at December
  31, 2000                             --      $    --
Options written                       292       38,868
Options terminated in closing
  purchase transactions                --           --
Options expired                        --           --
Options exercised                      --           --
                                      ---      -------
Options outstanding at June 30,
  2001                                292      $38,868
                                      ===      =======

7.  SHORT SALE TRANSACTIONS

Short sales are transactions in which Weiss Millennium Opportunity Fund sells a security it does not own in anticipation of a decline in market value of the security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it on the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash and/or U.S. Government Securities with brokers and other financial institutions exceeds the minimum requirements.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

8.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

Transactions in capital shares for the period ended June 30, 2001 and the year ended December 31, 2000, respectively, are summarized below.

                                                 WEISS TREASURY ONLY MONEY MARKET FUND
                                      ------------------------------------------------------------
                                      PERIOD ENDED JUNE 30, 2001
                                              (UNAUDITED)            YEAR ENDED DECEMBER 31, 2000
                                      ---------------------------    -----------------------------
                                        SHARES          VALUE           SHARES           VALUE
                                      -----------    ------------    ------------    -------------
Shares sold                            51,627,343    $ 51,627,343     90,971,819     $ 90,971,819
Shares reinvested                       2,594,371       2,594,371      6,020,917        6,020,917
Shares repurchased                    (37,483,947)    (37,483,947)   (85,869,413)     (85,869,413)
                                      -----------    ------------    -----------     ------------
Net increase                           16,737,767    $ 16,737,767     11,123,323     $ 11,123,323
                                      ===========    ============    ===========     ============

                                                  WEISS MILLENNIUM OPPORTUNITY FUND
                                                      PERIOD ENDED JUNE 30, 2001
                                                             (UNAUDITED)
                                      ----------------------------------------------------------
                                                CLASS A                        CLASS S
                                      ---------------------------    ---------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                                60,365    $    523,295             --    $         --
Shares reinvested                              --              --             --              --
Shares repurchased                       (377,032)     (3,265,348)            --              --
                                      -----------    ------------    -----------    ------------
Net (decrease)                           (316,667)   $ (2,742,053)            --    $         --
                                      ===========    ============    ===========    ============

                                                  WEISS MILLENNIUM OPPORTUNITY FUND
                                                    PERIOD ENDED DECEMBER 31, 2000
                                      ----------------------------------------------------------
                                                CLASS A                        CLASS S
                                      ---------------------------    ---------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                               723,048    $  7,114,272         24,479    $    250,020
Shares reinvested                           5,161          44,920             --              --
Shares repurchased                       (906,483)     (8,483,051)       (10,767)        (99,647)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)                  (178,274)   $ (1,323,859)        13,712    $    150,373
                                      ===========    ============    ===========    ============

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
(UNAUDITED)

9.  CAPITAL LOSS CARRYOVERS

Capital loss carryovers for the Funds expire as follows:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
2006                          $648
2007                                            $  102,576
2008                                            $1,856,992

===============================================================================
Board of Trustees
     John N. Breazeale, Chairman
     Esther S. Gordon
     Robert Z. Lehrer
     Martin D. Weiss
     Donald Wilk

Officers

     John N. Breazeale, President
     J. Barry Clause, Treasurer
     Clara Maxcy, Secretary

Investment Manager
     Weiss Money Management, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Administrator and Transfer Agent
     PFPC, Inc.
     400 Bellevue Pkwy.
     Wilmington, DE 19809

Distributor
     Weiss Funds, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Counsel
     Dechert
     Ten Post Office Square, South
     Boston, MA 02109-4603

Independent Accountants
     Tait, Weller & Baker
     Eight Penn Center Plaza
     Suite 800
     Philadelphia, PA 19103-2108

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

[THE WEISS FUND LOGO]

[WEISS MILLENNIUM LOGO]
WEISS MILLENNIUM OPPORTUNITY FUND
Class A Shares
Class S Shares

[WEISS TREASURY LOGO]
WEISS TREASURY ONLY MONEY MARKET FUND


Semi-Annual Report
to Shareholders
June 30, 2001
================================================================================